Organizations and reorganizations (Details 1)	2 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2025 CNY (¥)
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total assets		$ 4,502,450		¥ 33,053,253	¥ 32,672,916
Total liabilities	$ 11,222	7,950,209		65,452,439	57,692,272
Net cash provided by operating activities	(2,438)	907,811	¥ 6,587,712	16,559,104
Net cash used in investing activities		(1,999,292)	(14,508,262)	(488,536)
Net cash used in financing activities	$ 2,438	(983,478)	(7,136,808)	(599,851)
Variable Interest Entity And Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Total assets		4,502,450		33,053,253	32,672,916
Total liabilities		7,950,209		65,452,439	¥ 57,692,272
Net revenues		15,156,767	109,988,114	41,606,354
Net loss		1,010,767	7,334,830	(11,565,768)
Net cash provided by operating activities		907,811	6,587,712	16,559,104
Net cash used in investing activities		(1,999,292)	(14,508,262)	(488,536)
Net cash used in financing activities		$ (983,478)	¥ (7,136,808)	¥ (599,851)